SHARE-BASED COMPENSATION - Employee share options activity (Details) - 2010 Plan [Member] $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 $ / shares shares
Number of options
Outstanding, beginning balance | shares	362,004	362,004
Exercised (in shares) | shares	(2,802)	(2,802)
Outstanding, ending balance | shares	359,202	359,202	362,004
Vested at December 31, 2022 | shares	359,202
Exercisable as of December 31, 2022	$ 0.17
Weighted average exercise price
Outstanding, beginning balance	0.17
Exercised	0.15
Outstanding, ending balance	0.17		$ 0.17
Vested at December 31, 2022	0.17
Exercisable, ending balance	$ 0.17
Weighted average remaining contractual term
Outstanding, beginning balance	1 year 11 months 15 days	1 year 11 months 15 days	3 days
Vested at December 31, 2022	1 year 11 months 15 days	1 year 11 months 15 days
Exercisable as of December 31, 2022	1 year 11 months 15 days	1 year 11 months 15 days
Aggregate intrinsic value
Aggregate intrinsic value, exercisable | $	$ 277
Aggregate intrinsic value, vested | $	277
Aggregate intrinsic value, ending balance	$ 277	¥ 1,911